11. Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of option activity
	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding - September 30, 2016	2,200,346	$22,129	$0.64	103 months
Granted	661,400	323,927	0.78	110 months
Exercised	–	–	–	–
Canceled or expired	44,600	28,495	1.00	–
Outstanding - September 30, 2017	2,817,146	317,561	0.67	95 months
Granted	420,000	99,209	0.53	112 months
Exercised	–	–	–
Canceled or expired	–	–	–
Outstanding – June 30, 2018	3,237,146	$416,770	$0.66	94 months

Exercisable – June 30, 2018	2,406,029	–	$0.66	89 months

	2017				2016
	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding - beginning of year	2,200,346	$22,129	$0.64		1,500,996	$7,359	$0.33
Granted	661,400	323,927	0.78	116 months	1,024,400	19,677	1.00	111 months
Exercised	–	–	–	–	–	–	–	–
Canceled or expired	44,600	28,495	1.00	–	325,050	4,907	0.33	–
Outstanding - end of year	2,817,146	$317,561	$0.67	101 months	2,200,346	$22,129	$0.64	109 months

Exercisable - end of year	2,276,813		$0.65	97 months	2,200,346		$0.64	109 months